Share-based payments	6 Months Ended
Sep. 30, 2025
Share-based payments [Abstract]
Share-based payments	Share-based payments
For the six months ended September 30, 2025, Coincheck Parent established an equity-settled share-based payment program. Under this program, the Company granted Restricted Share Units (the “RSUs”) to managing directors and officers, audit and supervisory board members of the Company, and the Company’s qualified employees and non-employee consultants. The RSUs are vested upon the satisfaction of service-based conditions or market conditions. Once vested, the RSUs are settled by delivery of one Ordinary Share per unit.
A summary of RSUs activity is as follows:
(1)RSUs with service-based conditions (equity settled)
The RSUs with service-based conditions vest over a service period ranging from ten months to three years.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	3,834,430	5.42
Vested	(105,096)	5.43
Forfeited and cancelled	(1,928)	5.00
Balance as of September 30, 2025	3,727,406	5.42
(2)RSUs with market conditions (equity settled)
The RSUs with market conditions vest in three years, based on the condition that the average closing price for the Ordinary Shares for the 30-calendar-day period up to and including the trading day prior to the date of vesting is at least $12.00 per share.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	285,419	3.13
Vested	—	—
Forfeited and cancelled	(1,928)	2.85
Balance as of September 30, 2025	283,491	3.14
The fair value of RSUs with service-based conditions has been measured based on the Company's observable share price. For RSUs with market conditions, the fair value has been measured using a Monte Carlo simulation. The valuation of all RSUs has incorporated neither dividends nor other features.
The cost of RSUs is recognized in condensed consolidated interim statements of profit or loss and other comprehensive income together with a corresponding increase in share-based payment reserve in condensed consolidated interim statements of change in equity. The total cost of RSUs recognized were ¥321 million and ¥619 million for the three and six months ended September 30, 2025, respectively.
As of September 30, 2025, the total unrecognized compensation cost related to unvested RSUs was $17 million, which is expected to be recognized over a weighted-average period of 2.5 years.